Derivative Instruments and Hedging Activities - Hedging Positions (Details)	12 Months Ended
	Dec. 31, 2016 $ / bbl bbl / mo MMBTU / mo $ / MMBTU	Dec. 31, 2015 bbl / mo MMBoe / mo $ / bbl $ / MMBTU
Oil | Swaps | Minimum
Hedging Positions
Exercise price (in dollars per barrel)	43.65	54.53
Offset exercise price (in dollars per barrel)	42.00
Net barrels per month (in barrels per month) | bbl / mo		54,000
Oil | Swaps | Maximum
Hedging Positions
Exercise price (in dollars per barrel)	86.85	100.87
Offset exercise price (in dollars per barrel)	49.00
Net barrels per month (in barrels per month) | bbl / mo	148,000	194,000
Oil | Swaps | Weighted Average
Hedging Positions
Exercise price (in dollars per barrel)	64.49	79.16
Offset exercise price (in dollars per barrel)	47.14
Net barrels per month (in barrels per month) | bbl / mo	87,233	97,119
Oil | Collars | Minimum
Hedging Positions
Net barrels per month (in barrels per month) | bbl / mo	65,000
Oil | Collars | Maximum
Hedging Positions
Net barrels per month (in barrels per month) | bbl / mo	73,000
Oil | Collars | Weighted Average
Hedging Positions
Net barrels per month (in barrels per month) | bbl / mo	67,500
Natural gas | Swaps | Minimum
Hedging Positions
Exercise price (in dollars per mmbtu) | $ / MMBTU	2.78	3.22
Offset exercise price (in dollars per mmbtu)	2.75
Net mmbtu per month (in mmbtu per month) | MMBoe / mo		700,000
Natural gas | Swaps | Maximum
Hedging Positions
Exercise price (in dollars per mmbtu) | $ / MMBTU	4.67	6.45
Offset exercise price (in dollars per mmbtu)	3.02
Net mmbtu per month (in mmbtu per month)	1,470,000	1,640,000
Natural gas | Swaps | Weighted Average
Hedging Positions
Exercise price (in dollars per mmbtu) | $ / MMBTU	3.65	4.25
Offset exercise price (in dollars per mmbtu)	2.83
Net mmbtu per month (in mmbtu per month)	1,024,000	1,042,857
Natural gas | Basis swaps | Minimum
Hedging Positions
Contract differential (in dollars per mmbtu) | $ / MMBTU		(0.39)
Net mmbtu per month (in mmbtu per month) | MMBoe / mo		1,190,000
Natural gas | Basis swaps | Maximum
Hedging Positions
Contract differential (in dollars per mmbtu) | $ / MMBTU		(0.11)
Net mmbtu per month (in mmbtu per month) | MMBoe / mo		1,730,000
Natural gas | Basis swaps | Weighted Average
Hedging Positions
Contract differential (in dollars per mmbtu) | $ / MMBTU		(0.18)
Net mmbtu per month (in mmbtu per month) | MMBoe / mo		1,360,833
Natural gas | Collars | Minimum
Hedging Positions
Net barrels per month (in barrels per month) | bbl / mo	950,000
Natural gas | Collars | Maximum
Hedging Positions
Net barrels per month (in barrels per month) | bbl / mo	1,050,000
Natural gas | Collars | Weighted Average
Hedging Positions
Net barrels per month (in barrels per month) | bbl / mo	990,833
Natural gas liquids | Swaps | Minimum
Hedging Positions
Exercise price (in dollars per barrel)	18.06	8.90
Net barrels per month (in barrels per month) | bbl / mo	110,000	2,000
Natural gas liquids | Swaps | Maximum
Hedging Positions
Exercise price (in dollars per barrel)	72.52	95.24
Net barrels per month (in barrels per month) | bbl / mo	121,000	112,000
Natural gas liquids | Swaps | Weighted Average
Hedging Positions
Exercise price (in dollars per barrel)	24.60	32.62
Net barrels per month (in barrels per month) | bbl / mo	114,833	51,792
Puts (floors) | Oil | Collars | Minimum
Hedging Positions
Exercise price (in dollars per barrel)	45.00
Puts (floors) | Oil | Collars | Maximum
Hedging Positions
Exercise price (in dollars per barrel)	50.00
Puts (floors) | Oil | Collars | Weighted Average
Hedging Positions
Exercise price (in dollars per barrel)	48.52
Puts (floors) | Natural gas | Collars | Minimum
Hedging Positions
Exercise price (in dollars per mmbtu)	2.55
Puts (floors) | Natural gas | Collars | Maximum
Hedging Positions
Exercise price (in dollars per mmbtu)	2.55
Puts (floors) | Natural gas | Collars | Weighted Average
Hedging Positions
Exercise price (in dollars per mmbtu)	2.55
Calls (ceilings) | Oil | Collars | Minimum
Hedging Positions
Exercise price (in dollars per barrel)	56.60
Calls (ceilings) | Oil | Collars | Maximum
Hedging Positions
Exercise price (in dollars per barrel)	61.00
Calls (ceilings) | Oil | Collars | Weighted Average
Hedging Positions
Exercise price (in dollars per barrel)	59.64
Calls (ceilings) | Natural gas | Collars | Minimum
Hedging Positions
Exercise price (in dollars per mmbtu)	3.08
Calls (ceilings) | Natural gas | Collars | Maximum
Hedging Positions
Exercise price (in dollars per mmbtu)	3.41
Calls (ceilings) | Natural gas | Collars | Weighted Average
Hedging Positions
Exercise price (in dollars per mmbtu)	3.19